As filed with the Securities and Exchange Commission on July 6, 2007

                                     Investment Company Act File Number 811-3955




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                  ANTHONY PACE
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:  April 30

Date of reporting period: April 30, 2007

ITEM 1: REPORT TO STOCKHOLDERS

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                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
NEW YORK
DAILY TAX FREE
INCOME FUND, INC.
===============================================================================


Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended April 30, 2007.

The Fund had net assets of $384,379,793 and 2,313 active shareholders as of April 30, 2007.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/S/ Steven W. Duff


Steven W. Duff
President



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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2007
(UNAUDITED)
===============================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.




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
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


---------------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
           Class A Shares                 Value 11/1/06           04/30/07        During the Period  Expense Ratio (a)
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,013.80            $4.24              0.85%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,020.58            $4.26              0.85%
  expenses)
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid    Annualized
           Class B Shares                 Value 11/1/06           04/30/07        During the Period  Expense Ratio (a)
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,014.80             $3.30              0.66%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,021.52             $3.31              0.66%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
           Victory Shares                 Value 11/1/06           04/30/07        During the Period  Expense Ratio (a)
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,013.90            $4.19              0.84%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,020.63            $4.21              0.84%
  expenses)
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
          Advantage Shares                Value 11/1/06           04/30/07        During the Period  Expense Ratio (a)
---------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,013.00            $5.09              1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,019.74            $5.11              1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 1, 2006 through April 30, 2007), multiplied by 181/365 (to reflect the most recent fiscal half-year).


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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2007
===============================================================================


                                                                                                                       Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------
Put Bonds (c) (4.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000  ABN AMRO Munitops Certificates Trust-Series 2002-33 (Port Authority
             of New York and New Jersey Consolidated Bonds, 128th Series)
             Insured by FSA                                                     11/29/07    3.70%  $  7,670,000     VMIG-1
  8,900,000  New York State Environmental Quality GO - Series 1998G
             LOC Westdeutche Landesbank AG                                      07/12/07    3.58      8,900,000     VMIG-1     A-1+
-----------                                                                                        ------------
 16,570,000  Total Put Bond                                                                          16,570,000
-----------                                                                                        ------------
Tax Exempt Commercial Paper (4.37%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York Metropolitan Transportation Authority
             LOC ABN AMRO Bank N. A.                                            06/15/07    3.65%  $  5,000,000       P-1      A-1+
  1,800,000  New York State Dormitory Authority (Columbia University)
              - Series 1997                                                     05/10/07    3.65      1,800,000       P-1      A-1+
  7,000,000  New York State Dormitory Authority (Columbia University)-Series C  05/10/07    3.65      7,000,000                A-1+
  3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen                      05/23/07    3.62      3,000,000       P-1      A-1+
-----------                                                                                        ------------
 16,800,000  Total Tax Exempt Commercial Paper                                                       16,800,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (d) (9.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,250,000  Albany, NY BAN                                                     07/12/07    3.90%  $  2,251,491
  2,100,000  Liverpool, NY CSD BAN                                              08/16/07    3.70      2,101,779
  5,500,000  Livingston County, NY BAN                                          11/02/07    3.58      5,518,030
 10,000,000  Marcellus, NY CSD BAN                                              07/20/07    3.84     10,013,918
  3,200,000  Monroe & Orleans Counties, NY RAN (Board of Cooperative Educational
             Services, NY Second Supervisory District)                          06/29/07    3.85      3,203,234
  2,400,000  Otsego County, NY City School District of the City of Oneonta      06/27/07    3.75      2,401,353
  3,000,000  Seneca County, NY Seneca Falls CSD BAN                             06/21/07    3.78      3,001,513
  4,500,000  Warren County, NY Glens Falls City School District                 06/19/07    3.68      4,504,773
  2,500,000  Whitney Point, NY CSD BAN                                          08/10/07    3.73      2,500,463
-----------                                                                                        ------------
 35,450,000  Total Tax Exempt General Obligation Notes & Bonds                                       35,496,554
-----------                                                                                        ------------
Variable Rate Demand Instruments (e) (80.23%)
-----------------------------------------------------------------------------------------------------------------------------------
$10,000,000  ABN AMRO Munitops Certificate Trust 2005-60
             (New York State Thruway Authority - Series G) (d)
             Insured by FSA                                                     08/01/13    3.97%  $ 10,000,000
  3,995,000  ABN AMRO Munitops Certificate Trust - Series 2002-31
             Insured by MBIA Insurance Corp.                                    11/15/10    3.97      3,995,000     VMIG-1

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The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  BB & T Municipal Trust Floater - Series 1002                       07/01/18    4.02%  $  2,000,000     VMIG-1
  5,300,000  Clinton County, NY Industrial Development Agency
             LOC KeyBank, N.A.                                                  07/01/17    3.94      5,300,000     VMIG-1
  1,900,000  Dutchess County, NY IDA (Marist College) - Series 2005 A
             LOC Bank of New York                                               07/01/35    3.90      1,900,000                A-1+
  1,120,000  Dutchess County, NY IDA Civic Facilities RB
             (Trinity - Pawling School Corporation)
             LOC Allied Irish Banks, PLC                                        10/01/32    3.89      1,120,000     VMIG-1
 12,155,000  Eagle Tax - Exempt Trust - Series 963206
             (New York State Urban Development Corporation)                     07/01/16    3.98     12,155,000                A-1+
  2,000,000  Eagle Tax-Exempt Trust-Series 20015101 (Puerto Rico Infrastructure
             Financing Authority Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGS Securities                                  10/01/34    3.96      2,000,000                A-1+
  2,000,000  Eagle Tax - Exempt Trust - Series 2006 0107 Class A COPs
             (The Port Authority of New York and New Jersey Consolidated Bonds
              143rd Series)                                                     04/01/36    4.00      2,000,000                A-1
  2,195,000  Erie County, NY IDA (Hauptman - Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24    4.01      2,195,000       P-1      A-1
  5,000,000  Floating Rate Trust Receipts - Series 2006-K1 (New York State
             Dormitory Authority, Columbia University RB - Series 2006A)        07/01/26    3.95      5,000,000     VMIG-1
  7,000,000  Floating Rate Trust Receipts - Series L29 (New York State Dormitory
             Authority, St. Lukes - Roosevelt Hospital Center - Series 2005)
             Collateralized by FHA                                              08/15/25    3.98      7,000,000                A-1
  1,000,000  Forest City New Rochelle, NY
             (Revenue Certificates of Trust) - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11    3.94      1,000,000     VMIG-1
  2,800,000  Jay Street Development Corporation, Courts Facility Lease RB
             (New York City Jay Street Project) - Series A-4
             LOC Depfa Bank PLC                                                 05/01/22    4.00      2,800,000     VMIG-1     A-1+
  2,785,000  Lehman Municipal Trust Receipts
             Insured by AMBAC Assurance Corporation                             07/01/36    4.08      2,785,000     VMIG-1
  2,000,000  Long Island Power Authority, NY RB (Electric System)
             LOC Westdeutche Landesbank AG                                      05/01/33    4.07      2,000,000     VMIG-1     A-1+
    600,000  Long Island Power Authority, NY RB (Electric System)
             LOC Bayerische Landesbank / Landesbank Baden - Wurttemberg         05/01/33    3.88        600,000     VMIG-1     A-1

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The accompanying notes are an integral part of these financial statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESMENTS (CONTINUED)
APRIL 30, 2007
===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000  Monroe County, NY IDA (Depaul Properties, Inc. Project)
              - Series 2006
             LOC KeyBank, N.A.                                                  06/01/26    3.94%  $  2,500,000     VMIG-1
  2,495,000  Morgan Stanley Floating Rate Trust Certificates - Series 2004-950
             (New York City, NY Trust for Cultural Resources RB - Series 2004)
             Insured by FGIC                                                    02/01/34    3.96      2,495,000     VMIG-1
  2,100,000  Nassau County, NY IDA
             (Cold Spring Harbor Project) - Series 1999                         01/01/34    3.99      2,100,000                A-1+
  4,500,000  New York City, NY GO - Fiscal 1994, Series H-4
             Insured by AMBAC Assurance Corporation                             08/01/15    3.94      4,500,000     VMIG-1     A-1+
  5,590,000  New York City, NY GO - Fiscal 1995, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23    3.88      5,590,000     VMIG-1     A-1+
  2,350,000  New York City, NY GO - Fiscal 1995, Series F-3
             LOC JPMorgan Chase Bank, N.A.                                      02/15/13    3.90      2,350,000     VMIG-1     A-1+
 11,060,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31    3.90     11,060,000     VMIG-1     A-1+
 10,000,000  New York City, NY GO - Fiscal 2006, Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35    3.94     10,000,000     VMIG-1     A-1+
 12,000,000  New York City, NY GO - Fiscal 1996, Series J-2
             LOC Westdeutsche Landesbank AG                                     02/15/16    3.88     12,000,000     VMIG-1     A-1+
    400,000  New York City, NY GO - Series A-5
             LOC KBC Bank                                                       08/01/16    4.07        400,000     VMIG-1     A-1+
  1,500,000  New York City, NY GO - Series A-7
             LOC JPMorgan Chase Bank, N.A.                                      08/01/20    4.00      1,500,000     VMIG-1     A-1+
  1,700,000  New York City, NY GO - Series A-8
             LOC JPMorgan Chase Bank, N.A.                                      08/01/17    4.07      1,700,000     VMIG-1     A-1+
  1,200,000  New York City, NY GO - Series C
             LOC JPMorgan Chase Bank, N.A.                                      10/01/23    3.96      1,200,000     VMIG-1     A-1+
  1,300,000  New York City, NY HDC
             (Columbus Apartment Project) - Series 1995A
             Guaranteed by Federal National Mortgage Association                03/15/25    3.87      1,300,000                A-1+

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The accompanying notes are an integral part of these financial statements.

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

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,400,000  New York City, NY HDC MHRB
             (Manhattan Court Development) - Series 2004 A
             LOC Citibank, N.A.                                                 06/01/36    3.94%  $  2,400,000                A-1+
  1,000,000  New York City, NY Housing Development Agency
             (West 48th Street Development) - Series A
             Guaranteed by Federal National Mortgage Association                01/15/34    3.93      1,000,000                A-1+
  8,025,000  New York City, NY IDA
             LOC Bank of New York                                               03/01/34    3.90      8,025,000                A-1+
  2,610,000  New York City, NY IDA Civic Facilities RB
             (American Society Technion Project) - Series 2003
             LOC Allied Irish Banks, PLC                                        10/01/33    3.89      2,610,000     VMIG-1
  3,865,000  New York City, NY IDA Civic Facilities RB
             (Convent Sacred Heart School) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32    3.94      3,865,000     VMIG-1
  1,275,000  New York City, NY IDA Civic Facilities RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York                                               05/01/11    3.93      1,275,000     VMIG-1
  1,030,000  New York City, NY IDA Civic Facilities RB
             (MSMC Realty Corporation Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      01/01/31    3.90      1,030,000     VMIG-1     A-1+
 16,400,000  New York City, NY IDA Special Facility RB - Series 1997 B
             (Korean Airlines Company Limited Project)
             LOC HSBC Bank USA, N.A.                                            11/01/24    3.97     16,400,000     VMIG-1     A-1+
  1,360,000  New York City, NY IDA IDRB(Abigal Press, Inc. Project)-Series 2002
             LOC JPMorgan Chase Bank, N.A.                                      12/01/18    4.15      1,360,000                A-1+
  5,000,000  New York City, NY Transitional Finance Authority-Series 2003 3-E   11/01/22    3.98      5,000,000     VMIG-1     A-1+
  3,660,000  New York City, NY Transitional Finance Authority-Series 2003 3-B   11/01/22    4.08      3,660,000     VMIG-1     A-1+
  1,040,000  New York City, NY Transitional Finance Authority
             Insured by FGIC                                                    01/15/15    3.96      1,040,000                A-1+
 10,000,000  New York Clipper Tax Exempt Certificate Trust                      11/01/20    3.96     10,000,000     VMIG-1
  7,000,000  New York Metropolitian Transit Authority
             Transportation RB - Series 2205G-2
             LOC BNP Paribas                                                    11/01/26    4.10      7,000,000     VMIG-1     A-1+
  3,415,000  New York State Dormitory Authority
             (Hospital Insured Mortgage RB) - Series 2004-M2                    02/15/13    3.95      3,415,000     VMIG-1

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The accompanying notes are an integral part of these financial statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007
===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,250,000  New York State Dormitory Authority RB - Series 1492
             Insured by GNMA                                                    02/15/41    3.96%  $  2,250,000                A-1
  5,000,000  New York State Dormitory Authority RB - Series C
             (Catholic Health System Obligation)
             LOC HSBC Bank US                                                   07/01/22    3.95      5,000,000     VMIG-1
  1,500,000  New York State Energy Research and Development Authority
             (Con Edison Company) - Series 2004 C-3
             LOC Citibank, N.A.                                                 11/01/39    3.93      1,500,000     VMIG-1     A-1+
  1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997 A
             LOC Royal Bank of Scotland PLC                                     12/01/27    3.93      1,000,000     VMIG-1
  2,700,000  New York State Energy Research and Development Authority
             (Con Edison Company) - Subseries 2005 A-2
             LOC Wachovia Bank, N.A.                                            05/01/39    3.88      2,700,000     VMIG-1     A-1+
  7,800,000  New York State, Housing Finance Agency RB
             LOC BNP Paribas                                                    03/15/26    3.90      7,800,000                A-1+
  3,900,000  New York State, Housing Finance Agency RB
             Colleteralized by Federal National Mortgage Association            05/15/36    3.99      3,900,000     VMIG-1
  8,300,000  New York State, Housing Finance Agency RB
             LOC Lloyds PLC                                                     12/01/39    3.90      8,300,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33    3.93      5,000,000     VMIG-1
  9,000,000  New York State Housing Finance Agency RB
             (100 Maiden Lane) - Series 2004 A
             LOC Bank of New York                                               11/01/37    3.95      9,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004 A
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34    3.95      5,000,000     VMIG-1
  1,750,000  New York State Housing Finance Agency RB
             (Archstone Westbury) - Series 2004 A
             LOC JPMorgan Chase Bank, N.A.                                      11/01/36    3.93      1,750,000     VMIG-1
 11,000,000  New York State Housing Finance Agency
             (Normandie Court II Project) - Series 1999 A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/29    3.93     11,000,000     VMIG-1

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The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                        Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - Series 2006 A
             LOC Landesbank Baden - Wurttemberg                                 11/01/39    3.95%  $  4,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency State Personal Income
             Tax RB (Economic Development & Housing) - Series 2005 C
             Insured by FGIC                                                    03/15/33    3.88      5,000,000                A-1+
  2,900,000  New York State Local Government Assistance Corporation
              - Series 1995 G
             LOC Bank of Nova Scotia                                            04/01/25    3.88      2,900,000     VMIG-1     A-1+
  3,500,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005-A
             LOC KeyBank, N.A.                                                  10/01/30    3.99      3,500,000     VMIG-1
  3,825,000  Ononadaga County, NY IDA
             (Ononadaga Community College) - Series 2005 A
             LOC Citizens Bank, N.A.                                            12/01/30    3.96      3,825,000                A-1+
 10,445,000  ROCs II-R Trust - Series 2019 (New York City Transitional Finance
             Authority - Series 2003 E)
             Insured by MBIA Insurance Corp.                                    02/01/20    3.97     10,445,000     VMIG-1
  3,000,000  ROCs II-R Trust - Series 458 (New York State Thruway Authority,
             General Highway and Bridge Trust Fund Bonds - Series 2005 B)
             Insured by AMBAC Assurance Corp.                                   04/01/20    3.97      3,000,000     VMIG-1
  5,000,000  Societe Generale Municipal Securities Trust Receipts
              - Series 1997 SGB 25 (New York City, NY Municipal Water Finance
             Authority RB - 1997B)
             Insured by MBIA Insurance Corp.                                    06/15/23    3.95      5,000,000                A-1+
  1,900,000  St. Lawrence County, NY IDA Civic Facility RB
             LOC KeyBank, N.A.                                                  12/01/31    3.99      1,900,000     VMIG-1     A-1
  5,000,000  TOCs-Series 2000-1 (Puerto Rico Infrastructure Financing Authority
             Special Obligation Bonds 2000 - Series A)
             Collateralized by SLGS Securities                                  04/01/27    3.93      5,000,000                A-1+
  5,000,000  TOCs Trust - Series 2001-2 (Puerto Rico Public Improvement
             GO Bonds of 2001)
             Insured by FSA                                                     07/01/19    3.93      5,000,000                A-1+

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
    Face                                                                        Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
--------                                                                          ----    ----------  --------     ------- --------

Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  Suffolk County, IDA Civic Facility RB
             LOC KBC Bank                                                       12/01/36    3.94%  $  4,000,000                A-1+
-----------                                                                                        ------------
308,395,000  Total Variable Rate Demand Instruments                                                 308,395,000
-----------                                                                                        ------------
Variable Rate Demand Instrument - Private Placement (e) (0.78%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland AG                                   09/01/21    5.36%  $  3,000,000       P-1      A1+
-----------                                                                                        ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                3,000,000
-----------                                                                                        ------------
             Total Investments (98.93%) (Amortized cost $380,261,554+)                             $380,261,554
             Cash and Other assets, Net of Liability (1.07%)                                          4,118,239
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $384,379,793
                                                                                                   ============

             +   Aggregate cost for federal income tax purposes is identical.





-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

(b) In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(c) The interest rate shown reflects the security's current coupon, unless yield is available.

(d)  The maturity date indicated for the put bonds is the next put date.

(e) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(f) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN     =   Bond Anticipation Note                           IDRB      =    Industrial Development Revenue Bond
     COPs    =   Certificates of Participation                    LOC       =    Letter of Credit
     CSD     =   Central School District                          MHRB      =    Multi-Family Housing Revenue Bond
     FGIC    =   Financial Guaranty Insurance Company             RAN       =    Revenue Anticipation Note
     FHA     =   Federal Housing Administration                   RB        =    Revenue Bond
     FSA     =   Financial Security Assurance                     ROCs      =    Reset Option Certificates
     GO      =   General Obligation                               SLGS      =    State and Local Government Series
     GNMA    =   Government National Mortgage Association         TOCs      =    Tender Option Certificates
     HDC     =   Housing Development Corporation
     IDA     =   Industrial Development Authority


BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:

------------------------------------------------------------------
         State                 Value            % of Portfolio
------------------------------------------------------------------
  New York                   $368,261,554             96.84%
  Puerto Rico                  12,000,000              3.16
------------------------------------------------------------------
  Total                      $380,261,554            100.00%
------------------------------------------------------------------

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007
===============================================================================


ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   380,261,554
   Cash.................................................................................            1,764,048
   Accrued interest receivable..........................................................            3,062,353
   Prepaid expenses.....................................................................               19,589
                                                                                              ---------------
              Total assets..............................................................          385,107,544
                                                                                              ---------------

LIABILITIES
   Payable to affiliates*...............................................................              222,548
   Accrued expenses.....................................................................              172,485
   Dividends payable....................................................................              328,105
   Other payable........................................................................                4,613
                                                                                              ---------------
              Total liabilities.........................................................              727,751
                                                                                              ---------------
   Net assets...........................................................................      $   384,379,793
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)..............................      $   384,387,402
   Accumulated net realized loss........................................................               (7,609)
                                                                                              ---------------
   Net assets...........................................................................      $   384,379,793
                                                                                              ===============


Net asset value, per share (Note 3):
Class Name                                         Net Assets           Shares Outstanding         Net Asset Value
Class A Shares..............................       $218,850,091            218,855,384                 $1.00
Class B Shares..............................        $32,597,375             32,598,164                 $1.00
Victory Shares..............................        $60,513,666             60,515,130                 $1.00
Advantage Shares............................        $72,418,661             72,420,413                 $1.00




* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2007
===============================================================================


INVESTMENT INCOME

Income:
   Interest..................................................................   $      15,302,943
                                                                                -----------------
Expenses: (Note 2)

   Investment management fee.................................................           1,286,925

   Administration fee........................................................             900,848

   Distribution fee (Advantage Shares).......................................             310,418

   Shareholder servicing fee (Class A).......................................             556,856

   Shareholder servicing fee (Victory Shares)................................              96,829

   Shareholder servicing fee (Advantage Shares)..............................             172,455

   Custodian expenses........................................................              28,855

   Shareholder servicing and related shareholder expenses+...................             251,260

   Legal, compliance and filing fees.........................................             136,296

   Audit and accounting......................................................             178,012

   Directors' fees and expenses..............................................              40,018

   Other expenses............................................................              24,130
                                                                                -----------------
       Total expenses........................................................           3,982,902

       Less:  Expenses paid indirectly (Note 2)..............................             (11,958)

              Fees Waived (Note 2)...........................................            (203,997)
                                                                                -----------------
   Net expenses .............................................................           3,766,947
                                                                                -----------------
Net investment income........................................................          11,535,996


REALIZED GAIN (LOSS) ON INVESTMENTS


Net realized gain on investments.............................................               4,432
                                                                                -----------------
Increase in net assets from operations.......................................   $      11,540,428
                                                                                =================


+ Includes class specific transfer agency expenses of $145,940, $19,096 and $24,228 for Class A, Class B and Victory Shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes arwe an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2007 AND 2006
===============================================================================


                                                                              2007                   2006
INCREASE (DECREASE) IN NET ASSETS                                            ------                 ------

Operations:
    Net investment income.........................................      $     11,535,996       $      8,890,533
    Net realized gain (loss) on investments.......................                 4,432                 13,482
                                                                        ----------------       ----------------
    Increase in net assets from operations........................            11,540,428              8,904,015
Dividends to shareholders from net investment income*:
    Class A.......................................................            (7,502,067)            (5,713,754)
    Class B.......................................................              (960,061)            (1,081,238)
    Victory Shares................................................            (1,313,346)              (822,999)
    Advantage Shares..............................................            (1,760,522)            (1,272,542)
                                                                        ----------------       ----------------
      Total dividends to shareholders.............................           (11,535,996)            (8,890,533)
Distributions to shareholders from realized gain (loss) on investments:
    Class A.......................................................                -0-                    (4,822)
    Class B.......................................................                -0-                      (692)
    Victory Shares................................................                -0-                      (827)
    Advantage Shares..............................................                -0-                    (1,253)
                                                                        ----------------       ----------------
    Total distributions to shareholders...........................                -0-                    (7,594)
Capital share transactions (Note 3):
    Class A.......................................................           (66,400,934)             2,109,963
    Class B.......................................................              (732,412)            (6,502,006)
    Victory Shares................................................            21,001,609             (6,473,806)
    Advantage Shares..............................................             5,737,883             (4,883,520)
                                                                        ----------------       ----------------
      Total capital share transactions............................           (40,393,854)           (15,749,369)
                                                                        ----------------       ----------------
        Total increase (decrease).................................           (40,389,422)           (15,743,481)
Net assets:
    Beginning of year.............................................           424,769,215            440,512,696
                                                                        ----------------       ----------------
    End of year...................................................      $    384,379,793       $    424,769,215
                                                                        ================       ================
Undistributed net investment income...............................      $       -0-            $       -0-
                                                                        ================       ================


*   Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage Shares commenced operations on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

    d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================

1. Summary of Accounting Policies (Continued)

    e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to an annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended April 30, 2007 the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares                                  $  35,400
Shareholder servicing fees - Advantage Shares                           168,597
                                                                      ---------
    Total fees waived                                                 $ 203,997
                                                                      =========
The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $179,988 paid to Reich & Tang Services, Inc., (the "Transfer Agent") an affiliate of the Manager, as shareholder servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B and Victory shares of the Fund. For the year ended April 30, 2007, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A, Class B and Victory shares of the Fund.

For the year ended April 30, 2007, the breakdown of expenses paid indirectly by the Fund was as follows:

    Custodian expenses                                                $  11,816
    Shareholder servicing and related shareholder expenses                  142
                                                                      =========
               Total                                                  $  11,958
                                                                      =========

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

3. Compensating Balance Agreement

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total.

4. Capital Stock

At April 30, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                      Year                                Year
                                                      Ended                               Ended
                                                  April 30, 2007                     April 30, 2006
                                                 ---------------                     --------------
Class A
-------
Sold......................................         1,460,063,703                      1,159,330,082
Issued on reinvestment of dividends.......             5,221,475                          3,197,390
Redeemed..................................        (1,531,686,112)                    (1,160,417,509)
                                                 ---------------                     --------------
Net increase (decrease)...................           (66,400,934)                         2,109,963
                                                 ===============                     ==============
Class B
-------
Sold......................................           152,017,566                        140,490,280
Issued on reinvestment of dividends.......               956,167                          1,074,155
Redeemed..................................          (153,706,145)                      (148,066,441)
                                                 ---------------                     --------------
Net increase (decrease)...................              (732,412)                        (6,502,006)
                                                 ===============                     ==============
Victory Shares
--------------
Sold......................................            78,711,451                         59,988,952
Issued on reinvestment of dividends.......             1,313,682                            821,363
Redeemed..................................           (59,023,524)                       (67,284,121)
                                                 ---------------                     --------------
Net increase (decrease)...................            21,001,609                         (6,473,806)
                                                 ===============                     ==============
Advantage Shares
----------------
Sold......................................           173,247,949                        143,309,455
Issued on reinvestment of dividends.......             1,746,111                          1,255,414
Redeemed..................................          (169,256,177)                      (149,448,389)
                                                 ---------------                     --------------
Net increase (decrease)...................             5,737,883                         (4,883,520)
                                                 ===============                     ==============


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================

5. Tax Information



The tax character of distributions paid during the years ended April 30, 2007 and 2006 were as follows:


                                                              2007                 2006
                                                          ------------        ------------
     Tax-exempt income...............................     $ 11,535,996        $  8,890,533
     Long-term capital gains.........................              -0-               7,594
                                                          ------------        ------------
     Total distributions.............................     $ 11,535,996        $  8,898,127
                                                          ============        ============


At April 30, 2007, the Fund had unused capital loss carry forwards of $7,609 available for Federal Income Tax purposes to be applied against future gains, if any. If not applied against future gains, $7,609 will expire in 2014.


During the year ended April 30, 2007, the Fund utilized $4,432 of its carried forward capital losses.

At April 30, 2007, the Fund had no ordinary distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Fund's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 76% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


7. Financial Highlights



                                                                                For the Year Ended April 30,
                                                                 --------------------------------------------------------------
Class A Shares
----------------                                                    2007         2006         2005          2004         2003
                                                                 ---------     --------     -------       -------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 --------      --------     --------      --------     --------
Income from investment operations:
      Net investment income....................................     0.027         0.019        0.007         0.002        0.006
      Net realized and unrealized gain (loss) on investments...      --           0.000         --            --          0.000
                                                                 --------      --------     --------      --------     --------
      Total from investment operations.........................     0.027         0.019        0.007         0.002        0.006
Less distributions from:
      Dividends from net investment income.....................    (0.027)       (0.019)      (0.007)       (0.002)      (0.006)
      Net realized gain (loss) on investments..................      --          (0.000)        --            --         (0.000)
                                                                 --------      --------     --------      --------     --------
      Total distributions......................................    (0.027)       (0.019)      (0.007)       (0.002)      (0.006)
                                                                 --------      --------     --------      --------     --------
Net asset value, end of year...................................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 ========      ========     ========      ========     ========
Total Return...................................................     2.73%         1.93%        0.70%         0.21%        0.59%
Ratios/Supplemental Data
Net assets, end of year (000's)................................  $218,850      $285,247     $283,134      $296,871     $324,086
Ratios to average net assets:
      Expenses (a).............................................     0.87%         0.86%        0.86%         0.83%        0.82%
      Net investment income....................................     2.69%         1.91%        0.70%         0.21%        0.59%
      Expenses paid indirectly.................................     0.00%         0.00%        0.00%         0.00%        0.00%



(a)      Includes expenses paid indirectly

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================



7. Financial Highlights (Continued)


                                                                                For the Year Ended April 30,
                                                                 --------------------------------------------------------------
Class B Shares
----------------                                                    2007         2006         2005          2004         2003
                                                                 ---------     --------     -------       -------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 --------      --------     --------      --------     --------
Income from investment operations:
      Net investment income....................................     0.029         0.021        0.009         0.004        0.008
      Net realized and unrealized gain (loss) on investments...      --           0.000         --            --          0.000
                                                                 --------      --------     --------      --------     --------
      Total from investment operations.........................     0.029         0.021        0.009         0.004        0.008
Less distributions from:
      Dividends from net investment income.....................    (0.029)       (0.021)      (0.009)       (0.004)      (0.008)
      Net realized gain (loss) on investments..................      --          (0.000)        --            --         (0.000)
                                                                 --------      --------     --------      --------     --------
      Total distributions......................................    (0.029)       (0.021)      (0.009)       (0.004)      (0.008)
                                                                 --------      --------     --------      --------     --------
Net asset value, end of year...................................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 ========      ========     ========      ========     ========
Total Return...................................................     2.93%         2.14%        0.90%         0.41%        0.79%
Ratios/Supplemental Data
Net assets, end of year (000's)................................  $ 32,597      $ 33,330     $ 39,831      $ 51,411     $ 46,966
Ratios to average net assets:
      Expenses (a).............................................     0.68%         0.67%        0.66%         0.63%        0.61%
      Net investment income....................................     2.90%         2.14%        0.88%         0.40%        0.77%
      Expenses paid indirectly.................................     0.00%         0.00%        0.00%         0.00%        0.00%


(a)      Includes expenses paid indirectly


-------------------------------------------------------------------------------

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===============================================================================


7. Financial Highlights (Continued)


                                                                                For the Year Ended April 30,
                                                                 --------------------------------------------------------------
Victory Shares
----------------                                                    2007         2006         2005          2004         2003
                                                                 ---------     --------     -------       -------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 --------      --------     --------      --------     --------
Income from investment operations:
      Net investment income....................................     0.027         0.019        0.007         0.002        0.006
      Net realized and unrealized gain (loss) on investments...      --           0.000         --            --          0.000
                                                                 --------      --------     --------      --------     --------
      Total from investment operations.........................     0.027         0.019        0.007         0.002        0.006
Less distributions from:
      Dividends from net investment income.....................    (0.027)       (0.019)      (0.007)       (0.002)      (0.006)
      Net realized gain (loss) on investments..................      --          (0.000)        --            --         (0.000)
                                                                 --------      --------     --------      --------     --------
      Total distributions......................................    (0.027)       (0.019)      (0.007)       (0.002)      (0.006)
                                                                 --------      --------     --------      --------     --------
Net asset value, end of year...................................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 ========      ========     ========      ========     ========
Total Return...................................................     2.74%         1.93%        0.70%         0.21%        0.59%
Ratios/Supplemental Data
Net assets, end of year (000's)................................  $ 60,514      $ 39,512     $ 45,985      $ 53,616     $ 79,783
Ratios to average net assets:
      Expenses (a).............................................     0.87%         0.86%        0.86%         0.83%        0.82%
      Net investment income....................................     2.71%         1.91%        0.70%         0.21%        0.59%
      Expenses paid indirectly.................................     0.00%         0.00%        0.00%         0.00%        0.00%


(a)      Includes expenses paid indirectly



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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================


7. Financial Highlights (Continued)

                                                                                                                  November 22, 2002
                                                                                                                  (Commencement of
                                                                                Years Ended April 30,                Offering) to
                                                                    -----------------------------------------
Advantage shares                                                      2007       2006       2005       2004         April 30, 2003
-----------------                                                   --------   --------   --------   --------     -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........................        $  1.00    $  1.00    $  1.00    $  1.00          $   1.00
                                                                    --------   --------   --------   --------         ---------
Income from investment operations:
   Net investment income....................................           0.025      0.018      0.006      0.001             0.001
   Net realized and unrealized gain (loss)
      on investments........................................            --        0.000       --         --               0.000
                                                                    --------   --------   --------   --------         ---------
   Total from investment operations.........................           0.025      0.018      0.006      0.001             0.001
                                                                    --------   --------   --------   --------         ---------
Less distributions:
   Dividends from net investment income.....................          (0.025)    (0.018)    (0.006)    (0.001)           (0.001)
   Net realized gain(loss) on investments...................            --       (0.000)      --         --              (0.000)
                                                                    --------   --------   --------   --------         ---------
   Total distribution.......................................          (0.025)    (0.018)    (0.006)    (0.001)           (0.001)
                                                                    --------   --------   --------   --------         ---------
Net asset value, end of period..............................        $  1.00    $  1.00    $  1.00    $  1.00          $   1.00
                                                                    ========   ========   ========   ========         =========
Total Return................................................           2.58%      1.79%      0.61%      0.15%             0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)...........................        $ 72,419   $ 66,680   $ 71,563   $ 36,685         $  57,249
Ratios to average net assets:
   Expenses, net of fees waived (b).........................           1.02%      1.01%      0.95%      0.89%             0.90%(c)
   Net investment income....................................           2.55%      1.77%      0.63%      0.14%             0.33%(c)
   Expenses paid indirectly.................................           0.00%      0.00%      0.00%      0.00%             0.00%(c)
   Distribution and shareholder servicing fees waived.......           0.30%      0.31%      0.36%      0.39%             0.37%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
===============================================================================

To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
June 22, 2007



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

New York Daily Tax Free Income Fund, Inc.

On March 8, 2007, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

         1)   The nature,extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.
         2)   The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-month, one-, three-, five- and ten-year periods ended October 31, 2006. The peer group categories included: (i) an asset-based peer group of New York tax-exempt money market funds, as classified by Lipper, as the peer group for the Fund's Class A shares ("expense group 1"); (ii) a competitors class peer group, representing other New York tax-exempt funds that are considered to be competitors of the Fund's Class A shares with similar distribution channels ("expense group 2"); and (iii) a peer group of all funds in the Lipper universe with similar load-type to the Fund regardless of asset size ("expense universe"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or
(ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

         2)   The performance of the Fund and the Manager., continued

investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the 4th quintile for the one-month and three-year periods, 5th quintile for the one-year period, 3rd quintile for the five-year period and the 2nd quintile for the ten-year period (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

         3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Class A shares of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Fund was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with a similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data that was distributed at the meeting relating to the Manager and its affiliates for the year ended December 31, 2005, and were provided with a verbal update as to the range of profitability as of December 31, 2006. The Manager assured the Board that final profitability data would be distributed to the Board as soon as it was finalized. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

         3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund, continued

revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

         4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

         5)  Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                                  Directors and Officers Information
                                                           April 30, 2007(1)
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------

---------------------  Position(s)    Term of Office    Principal Occupation(s)          Number of          Other
  Name, Address(2),     Held with     and Length of           During Past              Portfolios in    Directorships
       and Age             Fund       Time Served(3)            5 Years                Fund Complex        held by
                                                                                        Overseen by        Director
                                                                                         Director
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
------------------------------------ --------------- ------------------------------- ----------------- -----------------
Disinterested Directors:
------------------------------------ --------------- ------------------------------- ----------------- -----------------
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
Edward A. Kuczmarksi,    Director         1984       Certified Public Accountant     Director of       Director/Trustee
Age 57                                               and Partner of Hays & Company   fourteen          of the Empire
                                                     LLP since 1980.                 portfolios        Builder Tax
                                                                                                       Free Bond Fund
                                                                                                       and ISI Funds
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
Caroline E. Newell,      Director         1984       Director of the Park Avenue     Director of one   Trustee of the
Age 66                                               Church Day School since         portfolio         Empire Builder
                                                     2001.  Director of Le Chateau                     Tax Free Bond
                                                     des Enfants and the American                      Fund
                                                     School in Switzerland, both
                                                     since 1990.
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
John P. Steines,         Director         1984       Professor of Law, New York      Director of one   Trustee of the
Age 58                                               University School of Law        portfolio         Empire Builder
                                                     since 1980.                                       Tax Free Bond
                                                                                                       Fund
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



                                                  Directors and Officers Information
                                                     April 30, 2007(1) (continued)
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------

-----------------  Position(s) Term of Office           Principal Occupation(s)                Number of        Other
Name, Address(2),   Held with   and Length of                 During Past                    Portfolios in   Directorships
     and Age          Fund     Time Served(3)                   5 Years                       Fund Complex     held by
                                                                                              Overseen by      Director
                                                                                                Director
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
------------------------------ -------------- --------------------------------------------- ---------------- ------------
Interested
Directors/Officers:
------------------------------ -------------- --------------------------------------------- ---------------- ------------
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
Steven W. Duff,    President                  Manager and President of Reich & Tang Asset   Director/Trustee    None
Age 53             and                        Management, LLC ("RTAM, LLC"), a registered   and/or Officer
                   Director(4) Since 1994     Investment Adviser and President of the       of Eighteen
                                              Mutual Funds Division of RTAM, LLC.           portfolios
                                              Associated with RTAM, LLC since 1994.  Mr.
                                              Duff is also President and Director/Trustee
                                              of eight other funds in the Reich & Tang
                                              Fund Complex, Director of Pax World Money
                                              Market Fund, Inc., Principal Executive
                                              Officer of Delafield Fund, Inc. and
                                              President and Chief Executive Officer of
                                              Tax Exempt Proceeds Fund, Inc.  Mr. Duff
                                              also serves as a Director of Reich & Tang
                                              Services, Inc. and President and Director
                                              of Reich & Tang Distributors, Inc.
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
Richard De         Vice                       Executive Vice President and Chief Financial        N/A            N/A
Sanctis, Age 50    President   Since 2005     Officer of RTAM LLC.  Associated with RTAM,
                   Treasurer                  LLC since 1990.  Mr. De Sanctis is Vice
                   and                        President of ten other funds in the Reich &
                   Assistant                  Tang Fund Complex, Vice President and
                   Secretary   1992 to 2004   Assistant Secretary of Cortland Trust, Inc.
                                              and serves as Executive Vice President,
                                              Chief Financial Officer and Director of
                                              Reich & Tang Services, Inc. and Reich & Tang
                                              Distributors, Inc.  Prior to December 2004,
                                              Mr. De Sanctis was Treasurer and Assistant
                                              Secretary of eleven funds in the Reich &
                                              Tang Fund Complex and Vice President,
                                              Treasurer and Assistant Secretary of
                                              Cortland Trust, Inc.
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
Molly Flewharty,   Vice                       Senior Vice President of RTAM, LLC.                 N/A            N/A
Age 56             President    Since 1986    Associated with RTAM, LLC since 1977.  Ms.
                                              Flewharty is also Vice President of eleven
                                              other funds in the Reich & Tang Fund
                                              Complex.  Ms. Flewharty also serves as
                                              Senior Vice President of Reich & Tang
                                              Distributors, Inc.
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                                  Directors and Officers Information
                                                     April 30, 2007(1) (continued)
------------------ ----------- -------------- --------------------------------------------- --------------- -------------

-----------------  Position(s) Term of Office           Principal Occupation(s)                Number of        Other
Name, Address(2),   Held with   and Length of                 During Past                    Portfolios in  Directorships
     and Age          Fund     Time Served(3)                   5 Years                       Fund Complex     held by
                                                                                              Overseen by      Director
                                                                                                Director
------------------ ----------- -------------- --------------------------------------------- --------------- -------------
------------------------------ -------------- --------------------------------------------- --------------- -------------
Interested
Directors/Officers:
------------------------------ -------------- --------------------------------------------- --------------- -------------
------------------ ----------- -------------- --------------------------------------------- --------------- -------------
Rosanne Holtzer,   Chief                      Senior Vice President, Compliance Officer          N/A            N/A
Age 42             Compliance                 and Assistant Secretary of RTAM, LLC.
                   Officer       Since 2005   Associated with RTAM, LLC since 1986.  Ms.
                   Secretary                  Holtzer is also Chief Compliance Officer,
                   Assistant     Since 2001   Secretary and Assistant Treasurer of eleven
                   Treasurer                  other funds in the Reich & Tang Fund
                                 Since 1998   Complex.  Ms. Holtzer also serves as Senior
                                              Vice President, Assistant Secretary &
                                              Compliance Officer of Reich & Tang
                                              Distributors, Inc. and Senior Vice
                                              President, Assistant Secretary & Chief
                                              Compliance Officer of Reich & Tang
                                              Services, Inc.
------------------ ----------- -------------- --------------------------------------------- --------------- -------------
------------------ ----------- -------------- --------------------------------------------- --------------- -------------
Michael Lydon,     Vice                       Executive Vice President and Chief                 N/A            N/A
Age 43             President    Since 2005    Operations Officer of RTAM, LLC.
                                              Associated with RTAM, LLC since January
                                              2005.  Mr. Lydon was Vice President at
                                              Automatic Data Processing from July 2000 to
                                              December 2004.  Prior to July 2000, Mr.
                                              Lydon was Executive Vice President and
                                              Chief Information Officer of RTAM, LLC.
                                              Mr. Lydon is also Vice President of eleven
                                              other funds in the Reich & Tang Fund
                                              Complex.  Mr. Lydon also serves as
                                              Executive Vice President and Chief
                                              Operations Officer for Reich & Tang
                                              Distributors, Inc. and Reich & Tang
                                              Services, Inc.
------------------ ----------- -------------- --------------------------------------------- --------------- -------------
------------------ ----------- -------------- --------------------------------------------- --------------- -------------
Dana E. Messina,   Vice                       Executive Vice President of RTAM, LLC.             N/A            N/A
Age 50             President    Since 1986    Associated with RTAM, LLC since 1980.  Ms.
                                              Messina is also Vice President of eight
                                              other funds in the Reich & Tang Fund
                                              Complex.  Ms. Messina also serves as
                                              Executive Vice President of Reich & Tang
                                              Distributors, Inc.
------------------ ----------- -------------- --------------------------------------------- --------------- -------------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



                                                  Directors and Officers Information
                                                     April 30, 2007(1) (continued)
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------

-----------------  Position(s)   Term of               Principal Occupation(s)                 Number of        Other
 Name, Address(2),  Held with    Office                      During Past                     Portfolios in  Directorships
      and Age         Fund    and Length of                    5 Years                       Fund Complex      held by
                                  Time                                                        Overseen by      Director
                                Served(3)                                                      Director
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
----------------------------- ------------- ---------------------------------------------- ---------------- -------------
Interested
Directors/Officers:
----------------------------- ------------- ---------------------------------------------- ---------------- -------------
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
Anthony Pace,      Treasurer                Vice President of RTAM, LLC since September          N/A            N/A
Age 41             and                      2004.  Mr. Pace was a Director of a Client
                   Assistant                Service Group at GlobeOp Financial Services,
                   Secretary   Since 2004   Inc. from May 2002 to August 2004 and
                                            Controller/Director of Mutual Fund
                                            Administration for Smith Barney Funds
                                            Management LLC and Salomon Brothers Asset
                                            Management Inc. from
                                            1998 to May 2002.  Mr. Pace is also Treasurer
                                            and Assistant Secretary of eleven other funds
                                            in the Reich & Tang Fund Complex.
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------


(1) The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the 'Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund,s investment adviser.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




                                                             NEW YORK
                                                             DAILY
-------------------------------------------------------      TAX FREE
This report is submitted  for the general  information       INCOME
of the  shareholders of the Fund. It is not authorized       FUND, INC.
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


  New York Daily Tax Free Income Fund, Inc.
       600 Fifth Avenue
       New York, New York 10020

  Manager
       Reich & Tang Asset Management, LLC
       600 Fifth Avenue
       New York, New York 10020

  Custodian
       The Bank of New York
       2 Hanson Place, 7th Floor
       Brooklyn, New York 11217

  Transfer Agent &
     Dividend Disbursing Agent
       Reich & Tang Services, Inc.                            Annual Report
       600 Fifth Avenue                                      April 30, 2007
       New York, New York 10020

   Distributor
       Reich & Tang Distributor, Inc.
       600 Fifth Avenue
       New York, New York 10020


   NY 04/07A

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 04/30/2007            FYE 04/30/2006

4(a)     Audit Fees                 $ 31,500                  $ 30,300
4(b)     Audit Related Fees         $      0                  $      0
4(c)     Tax Fees                   $  3,600                  $  3,581
4(d)     All Other Fees             $      0                  $      0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,600 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2007. $3,581 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NEW YORK DAILY TAX FREE INCOME FUND, INC.

By (Signature and Title)*     /s/Anthony Pace
                                 Anthony Pace, Treasurer and Assistant Secretary

Date: July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Steven W. Duff
                                 Steven W. Duff, President
Date: July 6, 2007

By (Signature and Title)*     /s/Anthony Pace
                                 Anthony Pace, Treasurer and Assistant Secretary
Date: July 6, 2007

* Print the name and title of each signing officer under his or her signature.